Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning balance at Dec. 31, 2016	$ 416	$ 47,682	$ 67,225	$ (125)	$ (4,119)	$ 111,079
Beginning balance, shares at Dec. 31, 2016	4,164,723			4,509
Net income			8,198			8,198
Other comprehensive income (loss)					1,886	1,886
Reclassification of certain income tax effects from other comprehensive loss			434		(434)
Cash dividends declared			(5,412)			(5,412)
Acquisition of treasury stock				$ (1,587)		(1,587)
Acquisition of treasury stock, shares				42,257
Stock options exercised		(291)		$ 1,522		$ 1,231
Stock options exercised, shares				44,219		44,219
Sale of treasury stock for ESOP		14		$ 113		$ 127
Sale of treasury stock for ESOP, shares				(3,847)
Compensation expense related to stock options		93				93
Restricted stock awards	$ 1	142				143
Restricted stock awards, shares	9,400
50% stock dividend	$ 209	(209)
50% stock dividend, shares	2,082,362			3,908
Cash-in-lieu stock dividend adjustment			(19)			(19)
Cash-in-lieu stock dividend adjustment, shares	(422)
Ending balance, shares at Dec. 31, 2017	6,256,063			2,608
Ending balance at Dec. 31, 2017	$ 626	47,431	70,426	$ (77)	(2,667)	115,739
Net income			13,651			13,651
Other comprehensive income (loss)					(2,353)	(2,353)
Cash dividends declared			(5,643)			(5,643)
Acquisition of treasury stock				$ (194)		(194)
Acquisition of treasury stock, shares				5,921
Stock options exercised	$ 3	449		$ 68		$ 520
Stock options exercised, shares	25,950			2,325		28,275
Sale of treasury stock for ESOP		1		$ 122		$ 123
Sale of treasury stock for ESOP, shares				(3,734)
Compensation expense related to stock options		237				237
Restricted stock awards	$ 1	204				205
Restricted stock awards, shares	13,100
Ending balance, shares at Dec. 31, 2018	6,295,113			2,470
Ending balance at Dec. 31, 2018	$ 630	$ 48,322	$ 78,434	$ (81)	$ (5,020)	$ 122,285